ACCOUNTS RECEIVABLE (Tables)	9 Months Ended
Sep. 30, 2025
Accounts Receivable
SCHEDULE OF ACCOUNTS RECEIVABLE
	September 30, 2025	December 31, 2024
Trades receivables	$115,310	$113,422
Income tax advances	37,379	66,444
Interest receivable	347,377	134,823
Due from shareholders	1,234	1,025
	$501,300	$315,714